Note 1 - Segment information - Tubes Segment Revenues By Market (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Net Sales	$ 14,868,860	$ 11,762,526	$ 6,521,207
Tubes [member]
Disclosure of operating segments [line items]
Net Sales	14,185,000	11,133,000	5,994,000
Tubes [member] | Oil and gas [member]
Disclosure of operating segments [line items]
Net Sales	12,488,000	9,543,000	4,895,000
Tubes [member] | Oil and gas processing plants [member]
Disclosure of operating segments [line items]
Net Sales	818,000	738,000	459,000
Tubes [member] | Industrial, power and others
Disclosure of operating segments [line items]
Net Sales	$ 879,000	$ 852,000	$ 640,000